COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Thousands, $ in Thousands, € in Millions									1 Months Ended																3 Months Ended	12 Months Ended				36 Months Ended
	Jan. 23, 2018 GW	Mar. 03, 2017	Jul. 01, 2016	Oct. 19, 2015 CNY (¥) item	Oct. 19, 2015 USD ($) item	Jun. 03, 2015 ¥ / W	Jan. 21, 2015	Nov. 07, 2012	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Oct. 31, 2018	Jun. 30, 2018	Apr. 30, 2018 CNY (¥)	Oct. 31, 2017	May 31, 2017 CNY (¥)	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 EUR (€)	Apr. 30, 2010 item	Jun. 30, 2008 item	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) item	Dec. 31, 2007	Dec. 31, 2019	Dec. 31, 2017 USD ($)
Contingencies
Loss contingency accruals																										$ 24,608					$ 25,682
Term of tariff rate quota on import of CSPV cells and modules	4 years
Number of gigawatts | GW	2.5
Over-quota tariff rate on import of CSPV cells (as a percent)	30.00%
Tariff rate on import of CSPV modules (as a percent)	30.00%
Annual decline in percentage points (as a percent)	5.00%
Tariff Rate on import of CSPV cells and modules in second year (as a percent)	25.00%
Tariff Rate on import of CSPV cells and modules in third year (as a percent)	20.00%
Tariff Rate on import of CSPV cells and modules in fourth year (as a percent)	15.00%
Class Action Lawsuits Filed in New York
Contingencies
Number of subpoenas | item																												2
Number of lawsuits filed | item																												6
Countervailing and anti-dumping duties investigation
Contingencies
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)			3.96%				30.06%	13.94%							13.07%			8.52%		9.67%
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)													1.33%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)							38.43%	15.24%			33.58%	11.59%			18.16%		20.94%			20.94%
Period of sunset reviews																														5 years
Anti-dumping and countervailing measures period on CSPV modules and key components (i.e., cells) originating in or consigned from China		18 months
Canadian Solar-specific subsidies rate (RMB per Watt) | ¥ / W						0.014
Countervailing and anti-dumping duties investigation | Forecast
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)										44.25%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)									16.46%
Countervailing and anti-dumping duties investigation | Minimum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																										3.56%
Countervailing and anti-dumping duties investigation | Maximum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV imported from Taiwan (as a percent)																										4.20%
First Administrative Review of Solar 2
Contingencies
Amount of provision reversed																										$ 50,200
Purchase commitment | Deutsche Solar AG
Contingencies
Period of supply agreement																													12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law																												$ 21,144
Amount of damages that plaintiff can claim | €																						€ 148.6
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual																											$ 27,862
Amount of bad debts allowance against the balance of advance payments																											$ 17,409
Loss contingency accruals																										$ 24,592
Purchase commitment | LDK
Contingencies
Period of supply agreement																													3 years
Number of long-term supply purchase agreements entered into by the Company | item																								2
Number of long-term supply purchase agreements terminated by the Company | item																							2
Litigation settlement or awarded amount				¥ 132,700	$ 20,800											¥ 58,500					¥ 248,900
Court expenses | ¥																¥ 800
Arbitration expenses awarded to counterparty | ¥																					¥ 2,320
Non-cash provision related to arbitration decision | ¥																									¥ 8,600
Amount deducted from company's accounts for the execution of its judgement | ¥														¥ 59,500
Number of silicon wafers committed to purchase | item				64,300,000	64,300,000
Period of purchase commitment																			3 years